Property, plant and equipment (Details 2) - Continuing operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	$ (885)	$ (916)	$ (967)
Impairment charge	(48)	(106)	(411)
Impairment reversal	$ 1	$ 16	$ 4